SCHEDULE OF ACCRUED EXPENSES (Details) (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Healthcare Services Segment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bed taxes	$ 1.8	$ 0.1	$ 0.1	$ 0.3
Wellington Transition [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bed taxes				$ 0.7